Proved Oil and Gas Reserves (Detail)	12 Months Ended
Jun. 30, 2011 MBbls
Oil
Reserve Quantities [Line Items]
Beginning Balance	280
Production	(37)
Purchase of reserves	16
Revisions of previous estimates	15
Ending Balance	274
Proved developed reserves	167
Natural Gas
Reserve Quantities [Line Items]
Beginning Balance	4,064
Production	(543)
Purchase of reserves	61
Revisions of previous estimates	(20)
Ending Balance	3,562
Proved developed reserves	3,562